Intangible Asset (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Feb. 23, 2023
Intangible Asset [Abstract]
Cash	$ 4,540				$ 2,500
Additional deferred cash	1,120
Purchase costs	321
Acquisition of intangible asset	$ 4,861
Amortized over period	10 years
Impairment to its intangible asset			$ 1,344	$ 1,042
Estimated useful life			7 years 9 months 18 days	8 years 8 months 12 days
Growth rate, percentage			27.80%	13.80%
Long term, percentage			2.00%	2.00%
Discount rate, percentage			21.90%	20.60%
Intangible asset	$ 96	$ 183